Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Discontinued operations - Onshore US Cash Generating Units [member]
Disclosure of significant subsidiaries [line items]
Dividends paid to non-controlling interests	$ 0	$ 7